Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Reconciliation

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss	Amount	% of Pretax Loss
Income tax benefit at federal statutory rate	$(2,333,000)	35.0%	$(6,960,000)	35.0%	$(2,943,000)	35.0%
State tax provision, net of federal tax benefit	(661,000)	9.5%	(604,000)	3.0%	(437,000)	5.2%
Tax credits	(82,000)	1.1%	(57,000)	0.3%	(26,000)	0.3%
Stock option permanent differences	85,000	-1.2%	43,000	-0.2%	33,000	-0.4%
Derivative warrant permanent differences	(1,926,000)	26.0%	3,636,000	-18.2%	16,000	-0.2%
Change in valuation allowance	4,858,000	-70.2%	5,320,000	-26.8%	2,543,000	-30.3%
Change in uncertain tax positions	—	0.0%	(1,395,000)	7.0%	1,003,000	-11.9%
Other	59,000	-0.2%	17,000	-0.1%	(189,000)	2.3%

Provision for income taxes	$—	0.0%	$—	0.0%	$—	0.0%

Components of Approximate Deferred Tax

Approximate deferred taxes consist of the following components as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,134,000	$10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000

Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)

Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)

Net deferred taxes	$—	$—

Aggregate Changes in Balance of Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

	2012	2011
Balance, beginning of year	$—	$1,395,000
Changes in expected tax position	—	(1,395,000)

Balance, end of year	$—	$—